STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7%
Aerospace & Defense - 1.2%
Bombardier, Sr. Unscd. Notes		7.50	3/15/2025	1,450,000	[b,c]	1,411,502
Transdigm, Gtd. Notes		6.50	5/15/2025	200,000		199,250
					1,610,752
Automobiles & Components - .3%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	485,000	[c]	469,121
Building Materials - .4%
Griffon, Gtd. Notes		5.25	3/1/2022	530,000	[c]	529,337
Chemicals - 2.0%
CVR Partners, Scd. Notes		9.25	6/15/2023	1,315,000	[b,c]	1,359,381
INEOS Group Holdings, Scd. Notes		5.63	8/1/2024	540,000	[b]	527,850
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	875,000	[b,c]	879,375
					2,766,606
Collateralized Loan Obligations Debt - 20.6%
Battalion CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		8.90	7/17/2028	750,000	[b,d]	751,778
Cairn CLO, Ser. 2013-3A, Cl. F, 6 Month EURIBOR +6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[b,c,d]	3,288,398
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[b,c,d]	2,002,202
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A Cl. E, 3 Month EURIBOR +7.75% @ Floor	EUR	7.75	1/18/2030	2,000,000	[b,c,d]	2,223,610
CIFC Funding, Ser. 2014-3A, CI. ER2, 3 Month LIBOR +6.10%		8.69	10/22/2031	1,000,000	[b,d]	963,628
CIFC Funding, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		7.60	4/18/2031	1,000,000	[b,d]	931,091

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7% (continued)
Collateralized Loan Obligations Debt - 20.6% (continued)
Euro-Galaxy CLO, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR +6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[b,c,d]	2,076,643
Marble Point XII CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.60	7/16/2031	750,000	[b,d]	695,047
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		9.11	10/17/2030	1,000,000	[b,d]	964,720
OZLM VI, Ser. 2014-6A, Cl. E, 3 Month LIBOR +6.05%		8.64	4/17/2031	2,000,000	[b,d]	1,904,182
OZLM XIII, Ser. 2015-13A, Cl. D, 3 Month LIBOR +5.45%		8.03	7/30/2027	2,250,000	[b,d]	2,141,414
OZLME III, Ser. 3X, Cl. F, 3 Month EURIBOR +6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[b,c,d]	980,272
Penta CLO 2, Ser. 2015-2A, Cl. F, 3 Month EURIBOR +5.48% @ Floor	EUR	5.48	8/4/2028	3,000,000	[b,c,d]	3,115,627
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		8.37	5/20/2031	750,000	[b,d]	716,379
Sounds Point IV-R CLO, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		8.85	4/18/2031	750,000	[b,d]	718,873
St Pauls V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[b,c,d]	4,069,167
Vibrant CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.94	10/20/2031	1,000,000	[b,d]	958,651
					28,501,682
Collateralized Loan Obligations Equity - 4.1%
Dryden 36 Senior Loan Fund, Ser. 2014-36A, Cl. SUB		6.06	4/15/2029	2,450,931	[b,e]	1,485,061
Dryden 36 Senior Loan Fund, Ser. 2014-36A, Cl. SUBR		6.06	4/15/2029	484,569	[b,e]	293,609
KVK CLO, Ser. 2018-1A, Cl. SUB1		4.41	5/20/2029	4,000,000	[b,e]	1,765,836
Madison Park Funding X, Ser. 2012-10A, Cl. SUB		7.20	1/20/2025	3,000,000	[b,e]	2,161,359
					5,705,865
Commercial & Professional Services - 1.1%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	900,000	[b,c]	792,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7% (continued)
Commercial & Professional Services - 1.1% (continued)
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	759,000	[b,c]	796,476
					1,588,476
Consumer Discretionary - 3.5%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	585,000	[c]	731,776
Cirsa Finance International, Sr. Scd. Notes		7.88	12/20/2023	1,100,000	[b]	1,144,451
Eldorado Resorts, Notes		6.00	4/1/2025	675,000		689,398
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	1,005,000	[b,c]	1,065,300
Scientific Games International, Gtd. Notes		10.00	12/1/2022	246,000	[c]	259,055
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	460,000	[c]	443,900
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	560,000	[b,c]	561,400
					4,895,280
Consumer Staples - .3%
Prestige Brands, Gtd. Notes		6.38	3/1/2024	370,000	[b,c]	382,025
Diversified Financials - 7.9%
Amigo Luxembourg, Sr. Scd. Notes	GBP	7.63	1/15/2024	1,785,000	[c]	2,300,631
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	540,000	[b,c]	665,557
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	1,465,000	[c]	1,886,068
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,165,000	[b,c]	1,179,562
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/2023	830,000	[c]	780,742
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	975,000	[c]	1,003,031
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	970,000	[b,c]	970,000
Navient, Sr. Unscd. Notes		5.88	10/25/2024	525,000	[c]	527,625
Navient, Sr. Unscd. Notes		6.50	6/15/2022	400,000	[c]	417,000
Quicken Loans, Gtd. Notes		5.75	5/1/2025	1,200,000	[b,c]	1,191,240
					10,921,456
Energy - 6.7%
California Resources, Scd. Notes		8.00	12/15/2022	575,000	[b,c]	403,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7% (continued)
Energy - 6.7% (continued)
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/2023	625,000		580,469
Chesapeake Energy, Gtd. Notes	8.00	1/15/2025	800,000	[c]	740,000
Genesis Energy, Gtd. Bonds	5.63	6/15/2024	1,110,000	[c]	1,048,950
Gulfport Energy, Gtd. Notes	6.38	5/15/2025	1,040,000	[c]	868,400
Nabors Industries, Gtd. Notes	5.50	1/15/2023	200,000	[c]	176,440
Precision Drilling, Gtd. Notes	7.75	12/15/2023	1,485,000	[c]	1,510,987
SemGroup, Gtd. Notes	6.38	3/15/2025	1,245,000	[c]	1,201,425
Shelf Drill Holdings, Gtd. Notes	8.25	2/15/2025	910,000	[b]	846,300
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	230,000	[c]	201,250
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	350,000	[b]	347,375
Unit, Gtd. Notes	6.63	5/15/2021	1,410,000	[c]	1,332,450
				9,257,984
Environmental Control - 1.4%
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/2024	460,000	[c]	472,650
GFL Environmental, Sr. Unscd. Notes	5.38	3/1/2023	1,445,000	[b,c]	1,416,100
				1,888,750
Food Products - 1.5%
Albertsons, Gtd. Notes	6.63	6/15/2024	2,100,000	[c]	2,131,500
Forest Products & Other - 1.1%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	1,520,000	[b,c]	1,599,800
Health Care - 7.5%
Bausch Health, Gtd. Notes	6.13	4/15/2025	3,870,000	[b,c]	3,794,535
Eagle Holding, Sr. Unscd. Notes	7.63	5/15/2022	1,155,000	[b,c]	1,159,331
Eagle Holding, Unscd. Notes	7.75	5/15/2022	300,000	[b]	302,625
MPH Acquisition Holdings, Gtd. Notes	7.13	6/1/2024	480,000	[b,c]	478,800
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/2022	1,340,000	[b,c]	1,252,900

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7% (continued)
Health Care - 7.5% (continued)
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	2,080,000	[b,c]	2,051,400
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	1,405,000	[c]	1,404,888
					10,444,479
Information Technology - .9%
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	1,095,000	[b,c]	1,196,287
Insurance - .9%
USI, Sr. Unscd. Notes		6.88	5/1/2025	930,000	[b,c]	904,425
York Risk Services Holding, Gtd. Notes		8.50	10/1/2022	460,000	[b]	382,950
					1,287,375
Materials - 6.0%
ARD Finance, Sr. Scd. Notes	EUR	6.63	9/15/2023	420,000	[c]	477,020
ARD Securities Finance, Sr. Scd. Notes		8.75	1/31/2023	1,252,407	[b,c]	1,208,573
Ardagh Packaging Finance, Gtd. Notes		7.25	5/15/2024	1,785,000	[b,c]	1,865,325
Bway Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,800,000	[b,c]	1,739,430
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	586,000	[b,c]	527,400
Peabody Energy, Sr. Scd. Notes		6.38	3/31/2025	1,005,000	[b,c]	977,362
Reynolds Group, Gtd. Notes		7.00	7/15/2024	490,000	[b,c]	496,125
W/S Packaging Holdings, Sr. Scd. Notes		9.00	4/15/2023	985,000	[b,c]	1,063,800
					8,355,035
Media - 4.3%
Altice Finco, Scd. Notes		7.63	2/15/2025	829,000	[b,c]	767,861
Altice Luxembourg, Gtd. Notes		7.75	5/15/2022	780,000	[b,c]	795,600
CBS Radio, Gtd. Notes		7.25	11/1/2024	945,000	[b,c]	970,987
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,150,000	[c]	1,036,518
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	610,000	[b,c]	599,325
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	207,000	[b,c]	210,105

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7% (continued)
Media - 4.3% (continued)
Townsquare Media, Gtd. Notes		6.50	4/1/2023	780,000	[b,c]	770,250
Univision Communications, Sr. Scd. Notes		5.13	2/15/2025	545,000	[b,c]	501,820
Virgin Media Receivables Financing, Sr. Scd. Bonds	GBP	5.50	9/15/2024	200,000		258,403
					5,910,869
Metals & Mining - 2.5%
Constellium, Gtd. Notes		6.63	3/1/2025	995,000	[b,c]	1,012,412
First Quantum Minerals , Gtd. Notes		7.50	4/1/2025	1,580,000	[b]	1,418,050
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	1,035,000	[b,c]	1,032,412
					3,462,874
Real Estate - .8%
GEO Group, Gtd. Notes		5.88	10/15/2024	610,000	[c]	568,825
Haya Finance 2017, Sr. Scd. Bonds	EUR	5.25	11/15/2022	600,000		570,739
					1,139,564
Retailing - .5%
eG Global Finance, Sr. Scd. Notes		6.75	2/7/2025	430,000	[b]	423,013
New Look Secured Issuer, Sr. Scd. Bonds	GBP	6.50	7/1/2022	635,000		244,854
					667,867
Technology Hardware & Equipment - 1.2%
Exela Finance, Sr. Scd. Notes		10.00	7/15/2023	700,000	[b,c]	558,250
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	1,045,000	[b,c]	1,058,062
					1,616,312
Telecommunication Services - 6.0%
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	920,000	[b,c]	793,500
CommScope, Gtd. Notes		5.50	6/15/2024	1,295,000	[b,c]	1,210,825
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,240,000	[b,c]	1,333,000
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	545,000	[b]	476,875
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	1,535,000	[b,c]	1,500,462
Sprint, Gtd. Notes		7.63	2/15/2025	2,820,000	[c]	2,989,200
					8,303,862

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 83.7% (continued)
Utilities - 1.0%
Calpine, Sr. Unscd. Notes		5.75	1/15/2025	485,000	[c]	470,557
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	790,000		969,823
					1,440,380
Total Bonds and Notes (cost $120,595,446)				116,073,538

Floating Rate Loan Interests - 52.3%
Advertising - .5%
Polyconcept North America Holdings, First Lien Term Loan, 1 Month LIBOR +3.75%		6.19	8/16/2023	738,769	[c,d]	742,463
Automobiles & Components - .6%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%		7.94	12/12/2025	450,000	[d]	450,284
Panther Bf Aggregator 2, First Lien Term Loan, 1 Month LIBOR +3.50%		5.93	4/30/2026	340,829	[d]	339,124
					789,408
Building Materials - .2%
Tamko Building Products, Term Loan, 1 Month LIBOR +3.25%		5.69	5/1/2026	330,482	[d]	329,656
Chemicals - 2.7%
AgroFresh, Term Loan, 2-3 Month LIBOR +4.75%		7.33	7/30/2021	738,491	[d]	723,721
Colouroz Investment 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		5.57	9/7/2021	429,070	[d]	401,180
Cyanco Intermediate, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.94	3/16/2025	730,308	[c,d]	729,698
Flint Group, Initial Term Loan C (First Lien), 3 Month LIBOR +3.50%		5.57	9/7/2021	70,930	[d]	66,320
OCI Partners, Term Loan B, 3 Month LIBOR +4.00%		6.60	3/13/2025	970,200	[c,d]	970,200
Polar US Borrower, First Lien Term Loan, 3 Month LIBOR +4.75%		7.35	10/15/2025	882,578	[d]	862,720
					3,753,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Commercial & Professional Services - 7.0%
Allied Universal Holdco, Incremental Term Loan, 1 Month LIBOR +4.25%		6.69	7/28/2022	887,264	[d]	880,610
AVSC Holding, Second Lien Term Loan, 3 Month LIBOR +7.25%		9.83	9/1/2025	207,000	[d]	199,238
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		6.44	2/9/2026	185,471	[d]	186,862
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		7.56	1/31/2024	225,542	[c,d]	226,811
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		7.10	4/18/2025	461,046	[c,d]	461,237
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		6.56	10/19/2023	249,362	[d]	244,375
IndigoCyan HoldCo 3 , Tranche B Term Loan, 3 Month LIBOR +4.75%	GBP	5.55	6/23/2024	2,000,000	[d]	2,525,339
Minerva Bidco, Term Loan, 3 Month LIBOR +5.00%	GBP	5.82	7/25/2025	1,000,000	[d]	1,261,096
National Intergovernmental Purchasing Alliance, Initial Term Loan, 3 Month LIBOR +3.00%		6.10	5/23/2025	290,000	[d]	287,101
Pi Lux Finco, Second Lien Facility 1, 1 Month LIBOR +7.25%		9.69	12/22/2025	1,000,000	[d]	980,000
Pre Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.69	5/1/2025	571,337	[c,d]	571,694
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		6.94	8/27/2025	794,785	[d]	796,573
Wand Newco 3, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		5.97	2/5/2026	605,000	[d]	607,193
Weight Watchers International, Term B Loan, 3 Month LIBOR +4.75%		7.35	11/29/2024	464,119	[d]	456,461
					9,684,590
Consumer Discretionary - 1.4%
Hayward Industries, Initial Term Loan, 1 Month LIBOR +3.50%		5.94	8/5/2024	250,000	[d]	244,923

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Consumer Discretionary - 1.4% (continued)
Stars Group Holdings, Term Loan, 3 Month LIBOR +3.50%	6.10	7/10/2025	538,104	[d]	538,903
Varsity Brands, Initial Term Loan, 1 Month LIBOR +3.50%	5.94	12/16/2024	249,369	[d]	245,878
Yak Access, Tranche B Term Loan, 1 Month LIBOR +5.00%	7.44	7/11/2025	987,500	[d]	931,953
				1,961,657
Consumer Staples - .1%
Kronos Acquisition Holdings, Term Loan B, 1 Month LIBOR +4.00%	6.43	5/15/2023	140,000	[d]	132,884
Diversified Financials - 1.6%
Capital Automotive, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR +6.00%	8.44	3/24/2025	1,425,253	[d]	1,433,092
Ufc Holdings, Term Loan B, 1 Month LIBOR +3.25%	5.69	4/29/2026	251,063	[d]	251,050
Vfh Parent, First Lien B Term Loan, 3 Month LIBOR +3.50%	6.13	3/1/2026	470,779	[d]	471,956
				2,156,098
Energy - 3.5%
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	6.44	5/21/2025	299,246	[d]	285,500
California Resources, First Lien Term Loan, 1 Month LIBOR +4.75%	7.18	12/31/2022	425,926	[c,d]	406,759
Gavilan Resources, Second Lien Initial Term Loan, 1 Month LIBOR +6.00%	8.43	3/1/2024	1,025,000	[d]	702,125
GIP III Stetson I, Term Loan B, 1 Month LIBOR +4.25%	6.69	7/18/2025	757,840	[d]	759,420
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	9.85	12/19/2022	507,542	[d]	508,239
Iea Energy Services, 2019 Refinanced Term Loan, 3 Month LIBOR +8.25%	10.77	5/19/2025	266,313	[d]	252,997
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	6.44	5/8/2026	465,322	[d]	465,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Energy - 3.5% (continued)
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%		6.13	11/14/2025	458,773	[d]	458,773
Oxbow Carbon , Term Loan (Second Lien ), 1 Month LIBOR +7.50%		9.94	1/4/2024	476,190	[c,d]	477,531
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%		7.37	3/11/2026	510,000	[d]	514,463
					4,830,985
Health Care - 5.8%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		6.10	4/21/2024	420,000	[d]	367,815
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.69	8/30/2024	498,734	[d]	487,513
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.98	9/26/2024	449,367	[d]	432,141
Auris LuxCo, First Lien Term B Loan, 3 Month LIBOR +4.00%	EUR	4.00	2/27/2026	1,000,000	[d]	1,129,020
Avantor, Initial B1 Dollar Term Loan, 3 Month LIBOR +3.75%		6.19	11/21/2024	208,350	[d]	208,697
Dentalcorp Perfect Smile, First Lien Term Loan, 1 Month LIBOR +3.75%		6.24	6/6/2025	158,161	[d,f]	156,645
Dentalcorp Perfect Smile, First Lien Term Loan, 1 Month LIBOR +3.75%		6.19	6/6/2025	630,344	[d]	624,302
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%		6.19	10/10/2025	1,197,000	[d]	1,093,262
Femur Buyer, First Lien Term Loan, 3 Month LIBOR +4.50%		7.10	3/5/2026	131,467	[d]	132,535
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%		7.60	6/15/2021	744,947	[d]	743,084
Nidda Healthcare Holding, Term Loan D, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	8/21/2024	2,000,000	[d]	2,259,436
Petvet Care Centers, Second Lien Term Loan, 1 Month LIBOR +6.25%		8.68	2/13/2026	400,000	[d]	391,000
					8,025,450

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Industrials - 3.3%
Brand Energy & Infrastructure Services, Term Loan, 3 Month LIBOR +4.25%		6.83	6/21/2024	1,084,431	[c,d]	1,054,946
Dynasty Acquisition Co I, First Lien Term Loan, 3 Month LIBOR +4.00%		6.60	4/6/2026	268,020	[d]	269,089
Loparex International, Term Loan B, 1 Month LIBOR +4.25%		6.69	4/11/2025	540,820	[d]	540,820
North American Lifting Holdings, Initial Term Loan (First Lien), 3 Month LIBOR +4.50%		7.10	11/27/2020	476,235	[d]	450,042
Pisces Midco, Tranche B Term Loan, 3 Month LIBOR +3.75%		6.35	4/12/2025	850,289	[d]	840,013
Standard Aero, First Lien Term Loan, 3 Month LIBOR +4.00%		6.60	4/6/2026	144,097	[d]	144,671
Travelport Finance Luxem, First Lien Term Loan, 3 Month LIBOR +5.00%		5.00	3/18/2026	489,796	[d]	469,386
Verra Mobility, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		6.19	2/28/2025	827,640	[c,d]	829,196
					4,598,163
Information Technology - 7.2%
Camelia Bidco, First Lien B Term Loan, 3 Month LIBOR +4.75%	GBP	4.75	10/14/2024	2,000,000	[d]	2,512,305
Compuware, Term Loan, 1 Month LIBOR +3.50%		5.94	8/25/2025	740,922	[d]	744,626
Digicert Holdings, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		6.44	10/31/2024	992,512	[c,d]	992,205
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%		7.43	2/6/2026	852,752	[d]	852,487
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%		5.69	7/1/2024	350,937	[d]	351,376
Hyland Software, Second Lien Term Loan, 1 Month LIBOR +7.00%		9.44	7/7/2025	207,500	[d]	209,056
Marcel Bidco, Term Loan B, 1 Month LIBOR +3.25%		5.89	3/16/2026	197,498	[d]	196,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Information Technology - 7.2% (continued)
Mitchell International, First Lien Term Loan, 1 Month LIBOR +3.25%		5.69	11/29/2024	198,000	[c,d]	189,437
Quest Software US Holdings, Term Loan, 3 Month LIBOR +4.25%		6.83	5/16/2025	875,996	[d]	862,308
Scs Holdings I, Term Loan, 3 Month LIBOR +4.25%		6.57	5/22/2026	374,685	[d]	375,153
Ultimate Software Group, First Lien Term Loan, 3 Month LIBOR +3.75%		6.27	5/4/2026	409,252	[d]	410,083
Unit4, Facility B1 Term Loan, 1 Month EURIBOR +4.25% @ Floor	EUR	4.25	3/17/2021	1,987,635	[c,d]	2,235,575
					9,930,752
Insurance - 3.5%
Amynta Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%		6.94	2/28/2025	87,793	[d]	85,159
AssuredPartners, Term Loan, 1 Month LIBOR +3.50%		5.94	10/22/2024	338,444	[c,d]	335,376
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%		8.94	8/4/2025	3,750,000	[d]	3,818,756
Mayfield Agency Borrower, Second Lien Term Loan, 1 Month LIBOR +8.50%		10.94	3/2/2026	578,000	[d]	570,775
					4,810,066
Internet Software & Services - 2.6%
Infinitas Learning Holding, Tranche B3 Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	5/3/2024	2,000,000	[d]	2,205,846
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		6.20	10/10/2025	835,290	[d]	827,146
Web.com Group, Second Lien Term Loan, 1 Month LIBOR +7.75%		10.20	10/9/2026	112,586	[d]	110,897
Xo Group, Sr.Scd. Term Loan B, 3 Month LIBOR +4.50%		6.94	12/19/2025	384,038	[d]	384,038
					3,527,927

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Materials - 1.6%
Ball Metalpack Finco, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		7.02	7/31/2025	408,215	[d]	409,490
Charter Nex, Term Loan, 1 Month LIBOR +3.50%		5.94	5/16/2024	429,205	[d]	428,991
Murray Energyoration, Term Loan, 3 Month LIBOR +7.25%		9.77	10/17/2022	489,634	[d]	380,690
TricorBraun, First Lien Term Loan, 3 Month LIBOR +3.75%		6.36	11/30/2023	992,391	[d]	990,739
					2,209,910
Media - 1.4%
Altice France, Term Loan B, 1 Month LIBOR +4.00%		6.44	8/14/2026	995,000	[d]	970,956
Nep Group, Second Lien Initial Loan, 1 Month LIBOR +7.00%		9.44	10/19/2026	407,263	[d]	403,573
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR + 2.75%		5.19	3/15/2024	450,000	[d]	427,750
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR + 3.25%		5.68	8/18/2023	182,656	[d]	178,470
					1,980,749
Metals & Mining - 1.0%
Aleris International, First Lien Term Loan, 1 Month LIBOR +4.75%		7.19	2/27/2023	844,866	[d]	847,109
Covia Holdingsoration, First Lien Term Loan, 3 Month LIBOR +3.75%		6.35	6/2/2025	618,123	[d]	531,976
					1,379,085
Retailing - 3.6%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		7.44	9/25/2024	895,455	[d]	873,068
Comfort Holding, First Lien Initial Term Loan, 1 Month LIBOR +4.75%		7.19	2/5/2024	738,693	[c,d]	737,615
EG America, Term Loan B, 3 Month LIBOR +4.00%		6.60	2/7/2025	339,153	[c,d]	333,923
EG Finco , First Lien Term Loan, 3 Month LIBOR +4.75%	GBP	5.60	2/6/2025	2,291,806	[d]	2,873,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 52.3% (continued)
Retailing - 3.6% (continued)
Talbots, First Lien Initial Term Loan, 1 Month LIBOR +7.00%	9.44	11/28/2022	235,000	[d]	232,063
				5,050,384
Semiconductors & Semiconductor Equipment - .2%
Natel Engineering, Initial Term Loan, 1 Month LIBOR +5.00%	7.44	4/30/2026	254,313	[d]	253,995
Technology Hardware & Equipment - 1.5%
Harland Clarke Holdings, Initial Term Loan, 3 Month LIBOR +4.75%	7.35	11/3/2023	517,020	[c,d]	434,556
Mcafee, Second Lien Term Loan, 1 Month LIBOR +8.50%	10.86	9/29/2025	425,000	[d]	432,040
Mcafee, Term B USD Loan, 1 Month LIBOR +3.75%	6.18	9/30/2024	976,458	[d]	977,268
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	6.94	10/31/2025	266,821	[d]	265,487
				2,109,351
Telecommunication Services - 1.8%
Commscope, First Lien B2 Term Loan, 3 Month LIBOR +3.25%	3.25	4/4/2026	692,201	[d]	690,730
Intelsat Jackson Holdings, First Lien Term Loan, 1 Month LIBOR +4.50%	6.93	1/2/2024	476,190	[c,d]	477,857
West, Term Loan B, 1-3 Month LIBOR +4.00%	6.48	10/10/2024	1,481,250	[c,d]	1,385,895
				2,554,482
Utilities - 1.2%
Eastern Power, Term Loan, 3 Month LIBOR + 3.75%	6.19	10/2/2023	600,000	[d]	600,378
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	6.19	6/3/2024	760,000	[d]	707,750
Pikeoration, Term Loan, 1 Month LIBOR +3.50%	5.94	3/23/2025	407,303	[c,d]	408,797
				1,716,925
Total Floating Rate Loan Interests (cost $74,095,018)			72,528,819

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 8.2%
Registered Investment Companies - 8.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,329,696)	2.40	11,329,696	[g] 11,329,696
Total Investments (cost $206,020,160)		144.2%	199,932,053
Liabilities, Less Cash and Receivables		(44.2%)	(61,299,654)
Net Assets		100.0%	138,632,399

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $86,581,256 or 62.45% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations	−	34,207,547	−	34,207,547
Corporate Bonds†	−	81,865,991	−	81,865,991
Floating Rate Loan Interests†	−	72,528,819	−	72,528,819
Investment Companies	11,329,696	−	−	11,329,696
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	267,752	−	267,752
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(11,955)	−	(11,955)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	7,046,025	British Pound	5,470,000	6/17/19	124,368
United States Dollar	11,380,000	British Pound	8,964,971	6/28/19	28,996
Goldman Sachs
United States Dollar	27,205,794	Euro	24,220,000	6/17/19	108,623
British Pound	2,600,000	United States Dollar	3,299,841	6/28/19	(7,849)
Euro	1,930,000	United States Dollar	2,165,511	6/28/19	(4,106)
United States Dollar	3,600,000	Euro	3,209,428	6/28/19	5,765
Gross Unrealized Appreciation					267,752
Gross Unrealized Depreciation					(11,955)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2019, accumulated net unrealized depreciation on investments was $6,088,107, consisting of $1,421,748 gross unrealized appreciation and $7,509,855 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.